Note 10 - Reportable Business Segments (Details Textual)	3 Months Ended
Jun. 30, 2020
Electricity contracts [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	89.00%
Gas contracts [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	11.00%